Average Annual Total Returns{- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-08 - Fidelity Advisor Mortgage Securities Fund	Fidelity Mortgage Securities Fund Return Before Taxes Past 1 year	Fidelity Mortgage Securities Fund Return Before Taxes Past 5 years	Fidelity Mortgage Securities Fund Return Before Taxes Past 10 years	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 1 year	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 5 years	Fidelity Mortgage Securities Fund After Taxes on Distributions Past 10 years	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Mortgage Securities Fund After Taxes on Distributions and Sales Past 10 years	LB006 Past 1 year	LB006 Past 5 years	LB006 Past 10 years
Total	(1.04%)	2.54%	2.46%	(1.31%)	1.63%	1.52%	(0.57%)	1.55%	1.48%	(1.04%)	2.50%	2.28%